Inventories, Net (Tables)	12 Months Ended
Dec. 31, 2025
Inventories, Net [Abstract]
Schedule of Inventories

Inventories consisted of the following:

	As of December 31,
	2024	2025
	RMB	RMB
Finished goods	6,001,646	9,357,870
Less: allowance for provision	(1,281,842)	(1,128,579)

Inventories, net	4,719,804	8,229,291

Schedule of Allowance for Inventory Valuation

The movement of the allowance for inventory valuation is as follows:

	For the Years Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Balance at the beginning of the year	(181,499)	(677,465)	(1,281,842)

Current year provision	(802,807)	(4,887,040)	(179,261)
Write-downs	306,841	4,282,663	332,524

Balance at the end of the year	(677,465)	(1,281,842)	(1,128,579)